Loss per Share - Narrative (Details) - USD ($)	Dec. 31, 2022	May 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion price (in dollars per share)	$ 63.5892
$350 million Convertible Bonds
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Principal	$ 350,000,000	$ 350,000,000
Debt instrument, interest rate	3.875%
Conversion price (in dollars per share)	$ 63.5892